Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
Repayments and other current assets			¥ 6,293
Reversal for credit losses for prepayment	¥ 1,942	¥ 4,824
Recovery collected	¥ 0	¥ 0	¥ 0